Related-party transactions - Summary of Information About Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	€ 3,210	€ 5,262	€ 1,086
Share-based payments	14,422	41,230	89,636
Total	€ 17,632	€ 46,492	€ 90,722